CONCENTRATIONS (Details Textual)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Entity Wide Receivable Major Customer Percentage Description	No customer represented more than 10% of amounts receivable
Net Revenue, Percentage	65.00%	76.00%
Customer 1 [Member]
Entity Wide Revenue, Major Customer, Percentage	18.00%	10.00%
Entity Wide Receivable, Major Customer, Percentage			12.00%
Customer 2 [Member]
Entity Wide Receivable, Major Customer, Percentage			10.00%